INTANGIBLE ASSETS (Details 1) (USD $)	Oct. 31, 2011
Year ended October 31, 2012	$ 140,000
Year ended October 31, 2013	140,000
Year ended October 31, 2014	140,000
Year ended October 31, 2015	140,000
Year ended October 31, 2016	$ 140,000